LONG-TERM INVESTMENTS (Tables)	9 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	March 31,	December 31,
	2024	2024
	RMB	RMB

Equity investments accounted for using the measurement alternative
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	279,300	-

Total long-term investments	279,300	-